Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed financial statements of IBERIABANK Corporation (parent company only) are shown below. The parent company has no significant operating activities.

Condensed Balance Sheets

(Dollars in thousands)	December 31
	2014	2013
Assets
Cash in bank	$36,064	$98,108
Investment in subsidiaries	1,842,120	1,487,337
Other assets	119,494	80,528

	$1,997,678	$1,665,973

Liabilities and Shareholders’ Equity
Liabilities	$144,829	$134,994
Shareholders’ Equity	1,852,849	1,530,979

	$1,997,678	$1,665,973

Condensed Statements of Income

Condensed Statements of Income

(Dollars in thousands)	Year Ended December 31
	2014	2013	2012
Operating income
Dividends from bank subsidiary	$—	$49,000	$70,000
Dividends from non-bank subsidiaries	—	1,511	—
Reimbursement of management expenses	46,433	34,474	94,053
Other income	437	869	(836)

Total operating income	46,870	85,854	163,217

Operating expenses
Interest expense	3,224	3,232	3,427
Salaries and employee benefits expense	31,981	29,159	76,527
Other expenses	14,576	13,676	47,309

Total operating expenses	49,781	46,067	127,263

Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	(2,911)	39,787	35,954
Income tax benefit	(518)	(2,808)	(11,842)

Income (loss) before equity in undistributed earnings of subsidiaries	(2,393)	42,595	47,796
Equity in undistributed earnings of subsidiaries	107,843	22,508	28,599

Net income	$105,450	$65,103	$76,395

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

(Dollars in thousands)	Year Ended December 31
	2014	2013	2012
Cash Flow from Operating Activities
Net income	$105,450	$65,103	$76,395
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	595	2,035	4,926
Net income of subsidiaries	(107,843)	(73,019)	(98,599)
Noncash compensation expense	11,984	10,704	9,907
Loss on sale of assets	—	—	7
Derivative losses on swaps	—	—	2
Tax benefit associated with share-based payment arrangements	(2,105)	(886)	(1,221)
Other, net	(27,273)	7,574	(10,557)

Net Cash (Used in) Provided by Operating Activities	(19,192)	11,511	(19,140)

Cash Flow from Investing Activities
Cash received in excess of cash paid in acquisition	4,783	—	1,272
Proceeds from sale of premises and equipment	—	11,751	5
Purchases of premises and equipment	(36)	(5,247)	(4,173)
Capital contributed to subsidiary	(14,600)	—	(2,000)
Dividends received from subsidiaries	—	50,511	70,000
Acquisition	—	—	—

Net Cash Provided by (Used in) Investing Activities	(9,853)	57,015	65,104

Cash Flow from Financing Activities
Repayments of long-term debt	—	—	(2,867)
Dividends paid to shareholders	(43,070)	(40,332)	(40,069)
Proceeds from sale of treasury stock for stock options exercised	11,693	8,101	2,813
Payments to repurchase common stock	(3,727)	(2,280)	(42,245)
Common stock issued	—	—	—
Costs of issuance of common stock	—	—	—
Tax benefit associated with share-based payment arrangements	2,105	886	1,221

Net Cash Used In Financing Activities	(32,999)	(33,625)	(81,147)

Net (Decrease) Increase in Cash and Cash Equivalents	(62,044)	34,901	(35,183)
Cash and Cash Equivalents at Beginning of Period	98,108	63,207	98,390

Cash and Cash Equivalents at End of Period	$36,064	$98,108	$63,207